Reconciliation of net cash flow from operating activities (Tables)	12 Months Ended
Mar. 31, 2025
Reconciliation of net cash flow from operating activities
Schedule of reconciliation of net cash flow from operating activities

	Note	2025 €m	2024 € m	2023 € m

(Loss)/profit for the financial year		(3,746)	1,505	12,335

Loss/(Profit) for the financial year from discontinued operations		22	65	247

(Loss)/profit for the financial year from continuing operations		(3,724)	1,570	12,582

Investment income	5	(864)	(581)	(232)

Financing costs	5	1,931	2,626	1,609

Income tax expense	6	2,246	50	492

Operating (loss)/profit		(411)	3,665	14,451

Adjustments for:

Share-based payments and other non-cash charges		68	98	58

Depreciation and amortisation	10, 11	10,804	10,414	10,255

Loss on disposal of property, plant and equipment and intangible assets		13	34	33

Share of result of equity accounted associates and joint ventures	12	123	96	(433)

Impairment charge/(reversal)	4	4,515	(64)	64

Other income	3	(565)	(372)	(9,402)

Decrease / (increase) in inventory		134	177	(168)

(Increase)/decrease in trade and other receivables	14	(774)	(597)	(486)

Increase/(decrease) in trade and other payables	15	710	534	1,446

Cash generated by operations		14,617	13,985	15,818

Net tax paid		(901)	(724)	(1,228)

Cashflows from discontinued operations		1,657	3,296	3,464

Net cash flow from operating activities		15,373	16,557	18,054